Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MOD Systems, other-than-temporary impairment charges			$ 14
Recurring [Member] | Estimate of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	33	[1]	155	[1]
Available for sale securities	10	[2]	11	[2]
Foreign exchange forward and option contracts	6	[3]	9	[3]
Total assets	49		175
Interest rate swap	9	[4]
Foreign exchange forward contracts	3	[4]	3	[4]
Total liabilities	12		3
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	33	[1]	155	[1]
Available for sale securities	10	[2]	11	[2]
Foreign exchange forward and option contracts	0	[3]	0	[3]
Total assets	43		166
Interest rate swap	0	[4]
Foreign exchange forward contracts	0	[4]	0	[4]
Total liabilities	0		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities	0	[2]	0	[2]
Foreign exchange forward and option contracts	6	[3]	9	[3]
Total assets	6		9
Interest rate swap	9	[4]
Foreign exchange forward contracts	3	[4]	3	[4]
Total liabilities	12		3
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities	0	[2]	0	[2]
Foreign exchange forward and option contracts	0	[3]	0	[3]
Total assets	0		0
Interest rate swap	0	[4]
Foreign exchange forward contracts	0	[4]	0	[4]
Total liabilities	0		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	365		0
Goodwill	913		0
Definite-lived intangible assets	312		0
Investment in MOD Systems	0		0
Total assets	1,590		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Total Losses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	(81)		0
Goodwill	(5)		0
Definite-lived intangible assets	(2)
Investment in MOD Systems	0		(14)
Impairment of property, plant and equipment, goodwill and definite-lived intangible assets	88
Investment in MOD Systems, other-than-temporary impairment charges			$ (14)

[1]	Included in Cash and cash equivalents in the Consolidated Balance Sheets.
[2]	Included in Other assets in the Consolidated Balance Sheets.
[3]	Included in Other current assets in the Consolidated Balance Sheets.
[4]	Included in Other current liabilities in the Consolidated Balance Sheets.